Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Relationship With Related Party
a)	Related parties

Name of related parties	Relationship
EaSuMed Holding Ltd.	Equity method investee
Guangzhou Burning Rock Biological Engineering Co., Ltd.	Company controlled by the Chief Executive Officer

Summary of Related Party Transactions
b)	The Group had the following related party transactions:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Service received from:
EaSuMed Holding Ltd.	201	18	—	—